SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Changes in Level 3 liabilities (Details) - Monterey Capital Acquisition Corporation - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Changes in Level 3 liabilities
Change in fair value of Forward Purchase Agreement Liability	$ (15,600,000)	$ (2,770,000)
Forward Purchase Agreement Liability
Changes in Level 3 liabilities
Fair value beginning balance	2,770,000
Change in fair value of Forward Purchase Agreement Liability	15,600,000	2,770,000
Fair value ending balance	$ 18,370,000	2,770,000
Overallotment Liability [Member]
Changes in Level 3 liabilities
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Issuances		52,147
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Sales		$ 52,147